UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2024
MFS®  Equity Income Fund
EQI-SEM

MFS® Equity Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	5.3%
Apple, Inc.	3.7%
JPMorgan Chase & Co.	3.3%
Alphabet, Inc., “A”	2.8%
Cigna Group	2.4%
Target Corp.	2.3%
Wells Fargo & Co.	2.3%
McKesson Corp.	2.2%
Lam Research Corp.	2.2%
Home Depot, Inc.	2.0%
GICS equity sectors (g)
Financials	20.8%
Information Technology	15.9%
Health Care	14.7%
Industrials	11.0%
Consumer Staples	6.6%
Communication Services	6.5%
Energy	6.3%
Consumer Discretionary	5.5%
Materials	4.3%
Utilities	3.4%
Real Estate	3.1%
Convertible Debt	0.4%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2023 through January 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Expenses Paid During Period (p) 8/01/23-1/31/24
A	Actual	0.87%	$1,000.00	$1,050.73	$4.48
	Hypothetical (h)	0.87%	$1,000.00	$1,020.76	$4.42
B	Actual	1.62%	$1,000.00	$1,046.71	$8.33
	Hypothetical (h)	1.62%	$1,000.00	$1,016.99	$8.21
C	Actual	1.62%	$1,000.00	$1,046.27	$8.33
	Hypothetical (h)	1.62%	$1,000.00	$1,016.99	$8.21
I	Actual	0.62%	$1,000.00	$1,051.58	$3.20
	Hypothetical (h)	0.62%	$1,000.00	$1,022.02	$3.15
R1	Actual	1.62%	$1,000.00	$1,046.35	$8.33
	Hypothetical (h)	1.62%	$1,000.00	$1,016.99	$8.21
R2	Actual	1.12%	$1,000.00	$1,048.92	$5.77
	Hypothetical (h)	1.12%	$1,000.00	$1,019.51	$5.69
R3	Actual	0.87%	$1,000.00	$1,050.62	$4.48
	Hypothetical (h)	0.87%	$1,000.00	$1,020.76	$4.42
R4	Actual	0.62%	$1,000.00	$1,051.55	$3.20
	Hypothetical (h)	0.62%	$1,000.00	$1,022.02	$3.15
R6	Actual	0.55%	$1,000.00	$1,052.08	$2.84
	Hypothetical (h)	0.55%	$1,000.00	$1,022.37	$2.80
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 2.5%
General Dynamics Corp.	36,162	$9,582,568
Honeywell International, Inc.	10,864	2,197,353
		$11,779,921
Biotechnology – 0.8%
Gilead Sciences, Inc.	46,039	$3,603,012
Broadcasting – 1.4%
Omnicom Group, Inc.	71,623	$6,473,287
Brokerage & Asset Managers – 3.5%
Apollo Global Management, Inc.	22,004	$2,209,201
Bank of New York Mellon Corp.	99,757	5,532,523
Citigroup, Inc.	123,234	6,922,054
TPG, Inc.	50,320	2,094,822
		$16,758,600
Business Services – 2.0%
Accenture PLC, “A”	6,115	$2,225,126
Insperity, Inc.	31,883	3,656,662
Verisk Analytics, Inc., “A”	14,506	3,503,634
		$9,385,422
Cable TV – 1.6%
Comcast Corp., “A”	163,809	$7,623,671
Computer Software – 5.3%
Microsoft Corp.	63,835	$25,379,519
Computer Software - Systems – 4.3%
Apple, Inc.	95,964	$17,695,762
Hitachi Ltd.	38,100	2,992,777
		$20,688,539
Construction – 0.6%
Compagnie de Saint-Gobain S.A.	42,130	$2,983,411
Consumer Products – 2.9%
Colgate-Palmolive Co.	31,470	$2,649,774
Kenvue, Inc.	35,304	732,911
Kimberly-Clark Corp.	65,509	7,924,624
Newell Brands, Inc.	274,575	2,284,464
		$13,591,773

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.4%
Johnson Controls International PLC	33,733	$1,777,392
Electronics – 5.7%
Applied Materials, Inc.	46,062	$7,567,986
Lam Research Corp.	12,511	10,323,702
NXP Semiconductors N.V.	16,375	3,448,084
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,751	5,619,873
		$26,959,645
Energy - Independent – 3.9%
EOG Resources, Inc.	18,392	$2,092,826
Phillips 66	61,205	8,832,493
Valero Energy Corp.	56,361	7,828,543
		$18,753,862
Energy - Integrated – 2.0%
Eni S.p.A.	297,816	$4,763,415
Suncor Energy, Inc.	74,688	2,473,212
TotalEnergies SE	37,383	2,434,682
		$9,671,309
Food & Beverages – 0.8%
PepsiCo, Inc.	23,879	$4,024,328
Gaming & Lodging – 0.5%
International Game Technology PLC	36,099	$937,130
Las Vegas Sands Corp.	30,237	1,479,194
		$2,416,324
Health Maintenance Organizations – 2.4%
Cigna Group	37,940	$11,418,043
Insurance – 5.6%
Ameriprise Financial, Inc.	23,339	$9,028,225
Equitable Holdings, Inc.	268,111	8,764,549
Hartford Financial Services Group, Inc.	22,317	1,940,686
Manulife Financial Corp.	154,137	3,407,305
MetLife, Inc.	52,830	3,662,176
		$26,802,941
Internet – 2.8%
Alphabet, Inc., “A” (a)	94,990	$13,308,099
Leisure & Toys – 0.7%
Nintendo Co. Ltd.	59,900	$3,350,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.4%
AGCO Corp.	25,704	$3,144,370
Finning International, Inc.	104,145	3,014,082
Volvo Group	217,249	5,188,094
		$11,346,546
Major Banks – 8.3%
Bank of America Corp.	161,871	$5,505,233
BNP Paribas	37,454	2,518,437
Goldman Sachs Group, Inc.	6,349	2,438,080
JPMorgan Chase & Co.	89,861	15,668,164
Morgan Stanley	27,452	2,394,912
Wells Fargo & Co.	214,818	10,779,567
		$39,304,393
Medical & Health Technology & Services – 2.2%
McKesson Corp.	20,919	$10,457,199
Medical Equipment – 0.5%
Medtronic PLC	26,724	$2,339,419
Metals & Mining – 3.2%
Glencore PLC	958,487	$5,107,167
Mitsui & Co. Ltd.	39,800	1,612,289
Rio Tinto PLC	122,677	8,555,437
		$15,274,893
Natural Gas - Pipeline – 0.3%
Energy Transfer LP	98,256	$1,405,061
Network & Telecom – 0.3%
InterDigital, Inc.	15,020	$1,577,851
Other Banks & Diversified Financials – 3.4%
American Express Co.	22,276	$4,471,684
M&T Bank Corp.	43,918	6,065,076
Visa, Inc., “A”	19,893	5,435,961
		$15,972,721
Pharmaceuticals – 8.9%
AbbVie, Inc.	55,290	$9,089,676
Eli Lilly & Co.	5,661	3,654,798
Johnson & Johnson	26,387	4,192,894
Organon & Co.	442,989	7,375,767
Pfizer, Inc.	338,005	9,153,175
Roche Holding AG	18,222	5,206,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	35,383	$3,552,864
		$42,225,522
Railroad & Shipping – 2.2%
CSX Corp.	224,072	$7,999,371
Union Pacific Corp.	9,867	2,406,857
		$10,406,228
Real Estate – 3.1%
Extra Space Storage, Inc., REIT	16,570	$2,393,371
Kimco Realty Corp., REIT	282,650	5,709,530
Prologis, Inc., REIT	53,108	6,728,252
Realty Income Corp., REIT	0	14
		$14,831,167
Restaurants – 1.4%
Sodexo	41,966	$4,743,889
Starbucks Corp.	19,855	1,847,110
		$6,590,999
Specialty Chemicals – 1.0%
Chemours Co.	165,194	$4,983,903
Specialty Stores – 5.4%
Amazon.com, Inc. (a)	26,772	$4,155,014
Gap, Inc.	66,165	1,236,624
Home Depot, Inc.	27,420	9,678,163
Target Corp.	77,763	10,815,278
		$25,885,079
Tobacco – 1.1%
Altria Group, Inc.	75,894	$3,044,867
British American Tobacco PLC	76,966	2,272,755
		$5,317,622
Trucking – 0.5%
United Parcel Service, Inc., “B”	16,864	$2,393,002
Utilities - Electric Power – 3.4%
Duke Energy Corp.	37,654	$3,608,383
Edison International	68,027	4,590,462
Iberdrola S.A.	329,448	3,969,280
National Grid PLC	165,921	2,208,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Vistra Corp.	45,867	$1,881,923
		$16,258,643
Total Common Stocks (Identified Cost, $362,983,851)		$463,319,915
Preferred Stocks – 0.8%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	42,134	$1,834,319
Metals & Mining – 0.4%
Gerdau S.A.	446,130	$1,894,594
Total Preferred Stocks (Identified Cost, $3,866,407)		$3,728,913
Convertible Bonds – 0.4%
Utilities - Electric Power – 0.4%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n) (Identified Cost, $1,678,000)	$1,678,000	$1,707,365
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $5,471,058)	5,470,166	$5,470,713

Other Assets, Less Liabilities – 0.4%		1,734,846
Net Assets – 100.0%		$475,961,752

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,470,713 and $468,756,193, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,707,365, representing 0.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $368,528,258)	$468,756,193
Investments in affiliated issuers, at value (identified cost, $5,471,058)	5,470,713
Foreign currency, at value (identified cost, $5)	5
Receivables for
Investments sold	21,976,017
Fund shares sold	3,591,899
Interest and dividends	624,189
Receivable from investment adviser	5,596
Other assets	40,432
Total assets	$500,465,044
Liabilities
Payables for
Investments purchased	$23,776,766
Fund shares reacquired	579,074
Payable to affiliates
Administrative services fee	431
Shareholder servicing costs	80,566
Distribution and service fees	5,259
Payable for independent Trustees' compensation	1,137
Accrued expenses and other liabilities	60,059
Total liabilities	$24,503,292
Net assets	$475,961,752
Net assets consist of
Paid-in capital	$372,661,658
Total distributable earnings (loss)	103,300,094
Net assets	$475,961,752
Shares of beneficial interest outstanding	23,868,579

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$306,196,521	15,374,696	$19.92
Class B	2,935,388	147,180	19.94
Class C	13,830,442	693,569	19.94
Class I	89,788,468	4,505,496	19.93
Class R1	1,093,944	54,747	19.98
Class R2	410,014	20,525	19.98
Class R3	2,459,439	123,241	19.96
Class R4	2,725,351	136,735	19.93
Class R6	56,522,185	2,812,390	20.10

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.14 [100 / 94.25 x $19.92]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$5,694,238
Dividends from affiliated issuers	152,741
Interest	11,592
Other	9,859
Income on securities loaned	1,994
Foreign taxes withheld	(90,451)
Total investment income	$5,779,973
Expenses
Management fee	$1,082,690
Distribution and service fees	443,617
Shareholder servicing costs	170,448
Administrative services fee	35,976
Independent Trustees' compensation	4,217
Custodian fee	19,206
Shareholder communications	15,540
Audit and tax fees	31,466
Legal fees	1,041
Miscellaneous	98,278
Total expenses	$1,902,479
Reduction of expenses by investment adviser	(128,311)
Net expenses	$1,774,168
Net investment income (loss)	$4,005,805
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,985,430
Affiliated issuers	914
Foreign currency	12,937
Net realized gain (loss)	$1,999,281
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,339,816
Affiliated issuers	(318)
Translation of assets and liabilities in foreign currencies	(23,247)
Net unrealized gain (loss)	$18,316,251
Net realized and unrealized gain (loss)	$20,315,532
Change in net assets from operations	$24,321,337
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23
Change in net assets
From operations
Net investment income (loss)	$4,005,805	$8,031,297
Net realized gain (loss)	1,999,281	10,508,356
Net unrealized gain (loss)	18,316,251	25,152,581
Change in net assets from operations	$24,321,337	$43,692,234
Total distributions to shareholders	$(13,650,302)	$(20,923,760)
Change in net assets from fund share transactions	$47,173,967	$47,323,989
Total change in net assets	$57,845,002	$70,092,463
Net assets
At beginning of period	418,116,750	348,024,287
At end of period	$475,961,752	$418,116,750
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.54	$18.56	$20.45	$15.29	$15.40	$16.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.39	$0.34	$0.33	$0.31	$0.30
Net realized and unrealized gain (loss)	0.80	1.67	(0.60)	5.42	(0.06)	0.00(w)
Total from investment operations	$0.97	$2.06	$(0.26)	$5.75	$0.25	$0.30
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.31)	$(0.30)	$(0.32)	$(0.31)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.59)	$(1.08)	$(1.63)	$(0.59)	$(0.36)	$(0.95)
Net asset value, end of period (x)	$19.92	$19.54	$18.56	$20.45	$15.29	$15.40
Total return (%) (r)(s)(t)(x)	5.07(n)	11.69	(1.60)	38.34	1.69	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93(a)	0.96	0.97	0.99	1.02	1.02
Expenses after expense reductions	0.87(a)	0.88	0.88	0.88	0.89	0.89
Net investment income (loss)	1.80(a)	2.13	1.72	1.81	2.05	1.97
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$306,197	$283,793	$233,755	$200,391	$139,563	$138,043
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.56	$18.57	$20.45	$15.29	$15.39	$16.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.19	$0.19	$0.20	$0.19
Net realized and unrealized gain (loss)	0.79	1.67	(0.59)	5.42	(0.06)	0.00(w)
Total from investment operations	$0.89	$1.92	$(0.40)	$5.61	$0.14	$0.19
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.18)	$(0.16)	$(0.16)	$(0.20)	$(0.19)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.51)	$(0.93)	$(1.48)	$(0.45)	$(0.24)	$(0.83)
Net asset value, end of period (x)	$19.94	$19.56	$18.57	$20.45	$15.29	$15.39
Total return (%) (r)(s)(t)(x)	4.62(n)	10.87	(2.32)	37.26	0.92	1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.71	1.72	1.74	1.77	1.77
Expenses after expense reductions	1.62(a)	1.63	1.63	1.63	1.64	1.64
Net investment income (loss)	1.08(a)	1.38	0.97	1.07	1.32	1.21
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$2,935	$3,326	$3,307	$3,911	$3,534	$4,604
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.56	$18.56	$20.45	$15.29	$15.39	$16.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.19	$0.19	$0.20	$0.19
Net realized and unrealized gain (loss)	0.79	1.68	(0.60)	5.42	(0.06)	0.00(w)
Total from investment operations	$0.89	$1.93	$(0.41)	$5.61	$0.14	$0.19
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.18)	$(0.16)	$(0.16)	$(0.20)	$(0.19)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.51)	$(0.93)	$(1.48)	$(0.45)	$(0.24)	$(0.83)
Net asset value, end of period (x)	$19.94	$19.56	$18.56	$20.45	$15.29	$15.39
Total return (%) (r)(s)(t)(x)	4.63(n)	10.92	(2.37)	37.27	0.95	1.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.71	1.71	1.74	1.77	1.77
Expenses after expense reductions	1.62(a)	1.63	1.63	1.63	1.64	1.64
Net investment income (loss)	1.06(a)	1.39	0.97	1.07	1.31	1.21
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$13,830	$14,066	$14,440	$16,922	$15,705	$19,000
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.56	$18.57	$20.46	$15.30	$15.41	$16.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.44	$0.39	$0.37	$0.35	$0.34
Net realized and unrealized gain (loss)	0.79	1.67	(0.60)	5.43	(0.06)	0.00(w)
Total from investment operations	$0.98	$2.11	$(0.21)	$5.80	$0.29	$0.34
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.37)	$(0.36)	$(0.35)	$(0.36)	$(0.35)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.61)	$(1.12)	$(1.68)	$(0.64)	$(0.40)	$(0.99)
Net asset value, end of period (x)	$19.93	$19.56	$18.57	$20.46	$15.30	$15.41
Total return (%) (r)(s)(t)(x)	5.16(n)	12.02	(1.36)	38.66	1.95	2.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.71	0.72	0.73	0.77	0.77
Expenses after expense reductions	0.62(a)	0.63	0.63	0.63	0.64	0.64
Net investment income (loss)	1.99(a)	2.40	1.97	2.05	2.31	2.20
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$89,788	$59,721	$52,365	$40,722	$21,344	$23,261
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.60	$18.62	$20.54	$15.36	$15.47	$16.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.18	$0.19	$0.19	$0.19
Net realized and unrealized gain (loss)	0.79	1.68	(0.58)	5.45	(0.05)	0.01
Total from investment operations	$0.89	$1.93	$(0.40)	$5.64	$0.14	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.20)	$(0.17)	$(0.21)	$(0.20)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.51)	$(0.95)	$(1.52)	$(0.46)	$(0.25)	$(0.84)
Net asset value, end of period (x)	$19.98	$19.60	$18.62	$20.54	$15.36	$15.47
Total return (%) (r)(s)(t)(x)	4.63(n)	10.85	(2.32)	37.27	0.92	1.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.71	1.73	1.73	1.77	1.77
Expenses after expense reductions	1.62(a)	1.63	1.63	1.63	1.64	1.64
Net investment income (loss)	1.05(a)	1.37	0.93	1.06	1.28	1.21
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$1,094	$1,023	$740	$177	$121	$103
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.62	$18.62	$20.51	$15.34	$15.44	$16.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.35	$0.29	$0.28	$0.28	$0.26
Net realized and unrealized gain (loss)	0.80	1.68	(0.60)	5.43	(0.06)	0.01
Total from investment operations	$0.94	$2.03	$(0.31)	$5.71	$0.22	$0.27
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.28)	$(0.26)	$(0.25)	$(0.28)	$(0.27)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.58)	$(1.03)	$(1.58)	$(0.54)	$(0.32)	$(0.91)
Net asset value, end of period (x)	$19.98	$19.62	$18.62	$20.51	$15.34	$15.44
Total return (%) (r)(s)(t)(x)	4.89(n)	11.49	(1.89)	37.92	1.46	2.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.18(a)	1.21	1.21	1.24	1.27	1.27
Expenses after expense reductions	1.12(a)	1.13	1.13	1.13	1.14	1.14
Net investment income (loss)	1.41(a)	1.89	1.45	1.57	1.80	1.69
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$410	$189	$128	$242	$210	$369
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.58	$18.59	$20.48	$15.32	$15.43	$16.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.38	$0.33	$0.33	$0.31	$0.31
Net realized and unrealized gain (loss)	0.80	1.68	(0.59)	5.43	(0.06)	(0.01)
Total from investment operations	$0.97	$2.06	$(0.26)	$5.76	$0.25	$0.30
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.31)	$(0.31)	$(0.32)	$(0.31)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.59)	$(1.07)	$(1.63)	$(0.60)	$(0.36)	$(0.95)
Net asset value, end of period (x)	$19.96	$19.58	$18.59	$20.48	$15.32	$15.43
Total return (%) (r)(s)(t)(x)	5.06(n)	11.72	(1.61)	38.29	1.69	2.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93(a)	0.96	0.97	0.97	1.02	1.02
Expenses after expense reductions	0.87(a)	0.88	0.88	0.87	0.89	0.89
Net investment income (loss)	1.81(a)	2.05	1.73	1.74	2.05	2.04
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$2,459	$2,435	$1,918	$806	$201	$182
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.56	$18.57	$20.47	$15.31	$15.42	$16.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.43	$0.30	$0.39	$0.35	$0.34
Net realized and unrealized gain (loss)	0.78	1.68	(0.52)	5.41	(0.06)	0.01
Total from investment operations	$0.98	$2.11	$(0.22)	$5.80	$0.29	$0.35
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.37)	$(0.36)	$(0.35)	$(0.36)	$(0.35)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.61)	$(1.12)	$(1.68)	$(0.64)	$(0.40)	$(0.99)
Net asset value, end of period (x)	$19.93	$19.56	$18.57	$20.47	$15.31	$15.42
Total return (%) (r)(s)(t)(x)	5.16(n)	12.02	(1.40)	38.64	1.95	2.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.71	0.73	0.72	0.77	0.77
Expenses after expense reductions	0.62(a)	0.63	0.64	0.63	0.64	0.64
Net investment income (loss)	2.05(a)	2.37	1.61	2.09	2.29	2.25
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$2,725	$2,510	$2,187	$424	$101	$88
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$19.72	$18.72	$20.61	$15.41	$15.52	$16.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.45	$0.41	$0.39	$0.36	$0.36
Net realized and unrealized gain (loss)	0.80	1.68	(0.60)	5.46	(0.06)	0.01
Total from investment operations	$1.00	$2.13	$(0.19)	$5.85	$0.30	$0.37
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.38)	$(0.38)	$(0.36)	$(0.37)	$(0.36)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)
Total distributions declared to shareholders	$(0.62)	$(1.13)	$(1.70)	$(0.65)	$(0.41)	$(1.00)
Net asset value, end of period (x)	$20.10	$19.72	$18.72	$20.61	$15.41	$15.52
Total return (%) (r)(s)(t)(x)	5.21(n)	12.07	(1.28)	38.76	2.03	3.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.63	0.64	0.65	0.68	0.68
Expenses after expense reductions	0.55(a)	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	2.12(a)	2.46	2.05	2.14	2.39	2.31
Portfolio turnover	25(n)	42	42	43	42	39
Net assets at end of period (000 omitted)	$56,522	$51,053	$39,184	$33,049	$24,451	$25,922

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the

Notes to Financial Statements (unaudited) - continued
significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$387,345,434	$—	$—	$387,345,434
United Kingdom	13,662,604	4,481,350	—	18,143,954
France	4,743,889	11,489,394	—	16,233,283
Canada	8,894,599	—	—	8,894,599
Japan	—	7,955,635	—	7,955,635
Taiwan	5,619,873	—	—	5,619,873
Switzerland	—	5,206,348	—	5,206,348
Sweden	—	5,188,094	—	5,188,094
Italy	—	4,763,415	—	4,763,415
Other Countries	1,894,594	5,803,599	—	7,698,193
U.S. Corporate Bonds	—	1,707,365	—	1,707,365
Mutual Funds	5,470,713	—	—	5,470,713
Total	$427,631,706	$46,595,200	$—	$474,226,906
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides

Notes to Financial Statements (unaudited) - continued
the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$6,618,802
Long-term capital gains	14,304,958
Total distributions	$20,923,760
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/24
Cost of investments	$375,149,037
Gross appreciation	106,306,501
Gross depreciation	(7,228,632)
Net unrealized appreciation (depreciation)	$99,077,869
As of 7/31/23
Undistributed ordinary income	1,870,658
Undistributed long-term capital gain	9,930,686
Other temporary differences	14,144
Net unrealized appreciation (depreciation)	80,813,571
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/24	Year ended 7/31/23
Class A	$8,764,766	$14,275,859
Class B	76,973	168,638
Class C	347,834	687,507
Class I	2,550,461	3,032,760
Class R1	26,992	48,636
Class R2	12,263	7,445
Class R3	73,633	127,077
Class R4	80,541	132,550
Class R6	1,716,839	2,443,288
Total	$13,650,302	$20,923,760
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 Billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2024. For the six months ended January 31, 2024, this management fee reduction amounted to $27,760, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2024. For the six months ended January 31, 2024, this reduction amounted to $100,551, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,949 for the six months ended January 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 353,493
Class B	0.75%	0.25%	1.00%	1.00%	14,913
Class C	0.75%	0.25%	1.00%	1.00%	66,306
Class R1	0.75%	0.25%	1.00%	1.00%	5,056
Class R2	0.25%	0.25%	0.50%	0.50%	880
Class R3	—	0.25%	0.25%	0.25%	2,969
Total Distribution and Service Fees					$443,617
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2024, were as follows:
Amount
Class A	$1,255
Class B	351
Class C	85
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2024, the fee was $21,607, which equated to 0.0099% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $148,841.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 4,280 shares of Class R3 and 4,338 shares of Class R4 for an aggregate amount of $159,777.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2024, this reimbursement amounted to $9,853, which is included in “Other” income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended January 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $141,328,886 and $106,980,377, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,509,997	$28,579,020	3,001,125	$54,703,352
Class B	2,808	52,185	27,425	485,794
Class C	119,276	2,257,545	182,814	3,323,811
Class I	2,154,811	40,546,441	2,450,291	44,483,503
Class R1	1,740	33,541	15,755	281,633
Class R2	13,327	253,996	2,821	51,470
Class R3	6,010	113,566	61,273	1,104,943
Class R4	8,079	156,818	13,639	250,241
Class R6	576,475	10,981,170	906,549	16,614,297
	4,392,523	$82,974,282	6,661,692	$121,299,044
Shares issued to shareholders in reinvestment of distributions
Class A	452,951	$8,759,962	800,823	$14,265,528
Class B	3,945	76,665	9,449	168,638
Class C	17,903	347,821	38,514	687,292
Class I	130,607	2,529,392	167,972	2,991,937
Class R1	1,386	26,992	2,719	48,636
Class R2	632	12,263	416	7,445
Class R3	3,800	73,633	7,117	127,077
Class R4	4,165	80,541	7,437	132,550
Class R6	85,552	1,667,278	130,687	2,348,242
	700,941	$13,574,547	1,165,134	$20,777,345

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,108,736)	$(21,055,974)	(1,877,071)	$(34,169,155)
Class B	(29,616)	(552,483)	(44,914)	(821,739)
Class C	(162,869)	(3,068,107)	(280,051)	(5,117,545)
Class I	(833,330)	(16,114,942)	(2,384,594)	(43,522,547)
Class R1	(548)	(10,613)	(6,057)	(111,767)
Class R2	(3,088)	(60,628)	(481)	(8,895)
Class R3	(10,926)	(211,082)	(47,164)	(835,261)
Class R4	(3,828)	(74,449)	(10,482)	(190,051)
Class R6	(438,592)	(8,226,584)	(541,996)	(9,975,440)
	(2,591,533)	$(49,374,862)	(5,192,810)	$(94,752,400)
Net change
Class A	854,212	$16,283,008	1,924,877	$34,799,725
Class B	(22,863)	(423,633)	(8,040)	(167,307)
Class C	(25,690)	(462,741)	(58,723)	(1,106,442)
Class I	1,452,088	26,960,891	233,669	3,952,893
Class R1	2,578	49,920	12,417	218,502
Class R2	10,871	205,631	2,756	50,020
Class R3	(1,116)	(23,883)	21,226	396,759
Class R4	8,416	162,910	10,594	192,740
Class R6	223,435	4,421,864	495,240	8,987,099
	2,501,931	$47,173,967	2,634,016	$47,323,989
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended January 31, 2024, the fund’s commitment fee and interest expense were $1,008 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,440,607	$50,912,595	$48,883,085	$914	$(318)	$5,470,713

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$152,741	$—

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
January 31, 2024
MFS®  Emerging Markets
Equity Research Fund
EEM-SEM

MFS® Emerging Markets
Equity Research Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Samsung Electronics Co. Ltd.	7.2%
Reliance Industries Ltd.	3.3%
Tencent Holdings Ltd.	3.0%
Techtronic Industries Co. Ltd.	2.4%
PT Bank Negara Indonesia (Persero) Tbk	2.4%
Gruma S.A.B. de C.V.	2.1%
Galp Energia SGPS S.A., “B”	2.1%
Kotak Mahindra Bank Ltd.	2.1%
Midea Group Co. Ltd., “A”	2.1%
GICS equity industries (g)
Financials	23.5%
Information Technology	20.1%
Consumer Staples	10.6%
Communication Services	9.4%
Consumer Discretionary	9.3%
Energy	8.7%
Industrials	7.7%
Materials	5.8%
Health Care	1.4%
Utilities	1.4%
Issuer country weightings (x)
China	22.2%
India	15.6%
South Korea	11.5%
Taiwan	10.5%
Brazil	9.0%
Mexico	5.2%
Hong Kong	4.4%
Indonesia	3.8%
Portugal	2.9%
Other Countries	14.9%
Currency exposure weightings (y)
Hong Kong Dollar	15.9%
Indian Rupee	15.6%
South Korean Won	11.5%
Taiwan Dollar	10.5%
Brazilian Real	9.0%
Chinese Renminbi	8.8%
Euro	7.4%
United States Dollar	5.7%
Mexican Peso	5.2%
Other Currencies	10.4%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2023 through January 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Expenses Paid During Period (p) 8/01/23-1/31/24
A	Actual	1.25%	$1,000.00	$920.02	$6.03
	Hypothetical (h)	1.25%	$1,000.00	$1,018.85	$6.34
C	Actual	2.00%	$1,000.00	$916.44	$9.63
	Hypothetical (h)	2.00%	$1,000.00	$1,015.08	$10.13
I	Actual	1.01%	$1,000.00	$922.30	$4.88
	Hypothetical (h)	1.01%	$1,000.00	$1,020.06	$5.13
R1	Actual	2.00%	$1,000.00	$916.41	$9.63
	Hypothetical (h)	2.00%	$1,000.00	$1,015.08	$10.13
R2	Actual	1.50%	$1,000.00	$918.78	$7.23
	Hypothetical (h)	1.50%	$1,000.00	$1,017.60	$7.61
R3	Actual	1.25%	$1,000.00	$921.19	$6.04
	Hypothetical (h)	1.25%	$1,000.00	$1,018.85	$6.34
R4	Actual	1.00%	$1,000.00	$921.13	$4.83
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R6	Actual	0.99%	$1,000.00	$921.20	$4.78
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Airlines – 1.2%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,131	$32,970
Alcoholic Beverages – 3.7%
Ambev S.A.	9,200	$24,289
China Resources Beer Holdings Co. Ltd.	8,000	28,805
Kweichow Moutai Co. Ltd.	200	44,466
		$97,560
Automotive – 3.4%
BYD Co. Ltd.	2,000	$44,590
Mahindra & Mahindra Ltd.	2,365	46,829
		$91,419
Brokerage & Asset Managers – 1.4%
B3 S.A. - Brasil Bolsa Balcao	13,800	$36,461
Moscow Exchange MICEX-RTS PJSC (a)(u)	15,769	0
		$36,461
Business Services – 2.4%
Infosys Ltd.	1,275	$25,449
Tata Consultancy Services Ltd.	824	37,864
		$63,313
Chemicals – 1.4%
UPL Ltd.	5,897	$38,071
Computer Software – 0.8%
Kingsoft Corp. Ltd.	9,000	$21,804
Computer Software - Systems – 7.2%
Samsung Electronics Co. Ltd.	3,573	$193,745
Construction – 5.4%
Anhui Conch Cement Co. Ltd.	12,000	$24,068
Midea Group Co. Ltd., “A”	6,900	55,982
Techtronic Industries Co. Ltd.	6,000	64,098
		$144,148
Consumer Products – 0.8%
Amorepacific Corp. (a)	259	$22,650
Consumer Services – 1.6%
Localiza Rent a Car S.A.	3,925	$42,875
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	14,000	$280,462
Energy - Independent – 3.3%
Reliance Industries Ltd.	2,545	$87,176
Energy - Integrated – 4.0%
Galp Energia SGPS S.A., “B”	3,614	$56,679
LUKOIL PJSC (a)(u)	471	0
Petroleo Brasileiro S.A., ADR	1,509	25,759
Petroleo Brasileiro S.A., ADR	1,453	23,829
		$106,267
Engineering - Construction – 1.0%
Doosan Bobcat, Inc.	720	$27,080
Food & Beverages – 3.5%
Gruma S.A.B. de C.V.	3,067	$57,414
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	9,800	36,859
		$94,273
Food & Drug Stores – 0.8%
Jeronimo Martins, SGPS, S.A.	929	$21,164
Forest & Paper Products – 1.0%
Suzano S.A.	2,600	$27,089
Gaming & Lodging – 0.6%
Sands China Ltd. (a)	5,600	$14,684
Insurance – 3.5%
AIA Group Ltd.	5,000	$38,878
Ping An Insurance Co. of China Ltd., “H”	8,000	33,757
Samsung Fire & Marine Insurance Co. Ltd. (a)	105	20,707
		$93,342
Internet – 4.4%
NetEase, Inc., ADR	385	$37,591
Tencent Holdings Ltd.	2,300	79,994
		$117,585
Major Banks – 5.2%
Banco Bradesco S.A., ADR	10,021	$31,065
Bandhan Bank Ltd.	13,353	36,619
Erste Group Bank AG	984	42,590
National Bank of Greece S.A. (a)	3,714	28,216
		$138,490
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	600	$22,424
Metals & Mining – 3.9%
Industries Qatar Q.S.C.	11,435	$37,688
PT United Tractors Tbk	26,600	38,686
Vale S.A., ADR	2,115	28,954
		$105,328
Natural Gas - Distribution – 1.4%
China Resources Gas Group Ltd.	13,300	$37,597
Other Banks & Diversified Financials – 13.5%
China Merchants Bank Co. Ltd. “A”	9,400	$40,266
Credicorp Ltd.	222	32,952
Emirates NBD Bank PJSC	6,514	31,391
HDFC Bank Ltd.	2,230	39,034
IndusInd Bank Ltd.	1,850	34,041
Kasikornbank PLC	6,200	20,796
KB Financial Group, Inc.	1,033	43,808
Kotak Mahindra Bank Ltd.	2,574	56,379
PT Bank Negara Indonesia (Persero) Tbk	172,900	63,002
Sberbank of Russia PJSC (a)(u)	11,152	0
		$361,669
Pharmaceuticals – 0.6%
Sun Pharmaceutical Industries Ltd.	917	$15,663
Precious Metals & Minerals – 1.4%
Gold Fields Ltd., ADR	1,612	$23,858
Polymetal International PLC (a)	3,376	12,896
		$36,754
Restaurants – 1.9%
Yum China Holdings, Inc.	1,463	$50,605
Specialty Stores – 3.1%
PDD Holdings, Inc., ADR (a)	276	$35,016
Walmart de Mexico S.A.B. de C.V.	11,865	49,021
		$84,037
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	7,300	$44,857
Etihad Etisalat Co.	1,316	18,283
		$63,140
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.8%
Hellenic Telecommunications Organization S.A.	3,471	$48,202
Total Common Stocks (Identified Cost, $2,961,114)		$2,618,047

	Strike Price	First Exercise
Rights – 0.0%
Consumer Services – 0.0%
Localiza Rent a Car S.A. (1 share for 1 right, Expiration 2/29/2024) (a) (Identified Cost, $0)	BRL 45.35	2/29/24	14	$26

Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $82,913)	82,903	$82,911

Other Assets, Less Liabilities – (1.0)%		(26,564)
Net Assets – 100.0%		$2,674,420

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $82,911 and $2,618,073, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 1/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,961,114)	$2,618,073
Investments in affiliated issuers, at value (identified cost, $82,913)	82,911
Receivables for
Fund shares sold	55
Dividends	4,002
Receivable from investment adviser	16,122
Other assets	100
Total assets	$2,721,263
Liabilities
Payable to affiliates
Administrative services fee	$96
Shareholder servicing costs	199
Distribution and service fees	10
Payable for independent Trustees' compensation	520
Deferred foreign capital gains tax expense payable	4,206
Accrued expenses and other liabilities	41,812
Total liabilities	$46,843
Net assets	$2,674,420
Net assets consist of
Paid-in capital	$3,553,877
Total distributable earnings (loss)	(879,457)
Net assets	$2,674,420
Shares of beneficial interest outstanding	373,429
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$160,489	22,409	$7.16
Class C	48,120	6,754	7.12
Class I	113,625	15,875	7.16
Class R1	53,062	7,459	7.11
Class R2	51,376	7,181	7.15
Class R3	51,703	7,223	7.16
Class R4	52,032	7,265	7.16
Class R6	2,144,013	299,263	7.16

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.60 [100 / 94.25 x $7.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 1/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$20,168
Non-cash dividends	8,115
Dividends from affiliated issuers	1,975
Other	77
Foreign taxes withheld	(3,240)
Total investment income	$27,095
Expenses
Management fee	$12,652
Distribution and service fees	893
Shareholder servicing costs	865
Administrative services fee	8,797
Independent Trustees' compensation	1,509
Custodian fee	13,317
Shareholder communications	3,900
Audit and tax fees	41,356
Legal fees	7
Registration fees	93,327
Miscellaneous	14,518
Total expenses	$191,141
Fees paid indirectly	(19)
Reduction of expenses by investment adviser	(176,980)
Net expenses	$14,142
Net investment income (loss)	$12,953
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $444 foreign capital gains tax)	$(125,947)
Affiliated issuers	(10)
Foreign currency	113
Net realized gain (loss)	$(125,844)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $1,193 increase in deferred foreign capital gains tax)	$(110,917)
Affiliated issuers	(2)
Translation of assets and liabilities in foreign currencies	(18)
Net unrealized gain (loss)	$(110,937)
Net realized and unrealized gain (loss)	$(236,781)
Change in net assets from operations	$(223,828)
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23
Change in net assets
From operations
Net investment income (loss)	$12,953	$69,123
Net realized gain (loss)	(125,844)	(276,697)
Net unrealized gain (loss)	(110,937)	483,035
Change in net assets from operations	$(223,828)	$275,461
Total distributions to shareholders	$(78,501)	$(28,099)
Change in net assets from fund share transactions	$138,531	$134,711
Total change in net assets	$(163,798)	$382,073
Net assets
At beginning of period	2,838,218	2,456,145
At end of period	$2,674,420	$2,838,218
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.00	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	(0.66)	0.57	(1.93)	(0.82)
Total from investment operations	$(0.63)	$0.75	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$7.16	$8.00	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	(8.00)(n)	10.29	(20.10)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.47(a)	11.53	9.91	9.75(a)
Expenses after expense reductions (f)	1.25(a)	1.25	1.25	1.25(a)
Net investment income (loss)	0.77(a)(l)	2.48	0.95	0.97(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$160	$158	$135	$166
See Notes to Financial Statements
13

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	(0.66)	0.56	(1.92)	(0.82)
Total from investment operations	$(0.66)	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.02)	$—	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.14)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.12	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	(8.36)(n)	9.41	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	15.30(a)	12.22	10.69	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00	2.00	2.00(a)
Net investment income (loss)	0.01(a)(l)	1.72	0.22	0.20(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$48	$52	$43	$47
See Notes to Financial Statements
14

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.00	$7.32	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	(0.66)	0.56	(1.94)	(0.82)
Total from investment operations	$(0.62)	$0.76	$(1.84)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$7.16	$8.00	$7.32	$9.23
Total return (%) (r)(s)(t)(x)	(7.77)(n)	10.58	(20.02)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.10(a)	11.11	9.83	9.51(a)
Expenses after expense reductions (f)	1.01(a)	1.00	1.00	1.00(a)
Net investment income (loss)	1.01(a)(l)	2.71	1.22	1.20(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$114	$101	$48	$47
See Notes to Financial Statements
15

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	(0.66)	0.56	(1.92)	(0.82)
Total from investment operations	$(0.66)	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.02)	$—	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.15)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.11	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	(8.36)(n)	9.43	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	15.33(a)	12.32	10.66	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00	2.00	2.00(a)
Net investment income (loss)	0.01(a)(l)	1.70	0.19	0.21(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$53	$55	$36	$46
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.98	$7.31	$9.21	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.16	$0.06	$0.03
Net realized and unrealized gain (loss)	(0.66)	0.56	(1.93)	(0.82)
Total from investment operations	$(0.64)	$0.72	$(1.87)	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.05)	$(0.00)(w)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.19)	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$7.15	$7.98	$7.31	$9.21
Total return (%) (r)(s)(t)(x)	(8.12)(n)	9.98	(20.31)	(7.90)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.79(a)	11.82	10.16	10.01(a)
Expenses after expense reductions (f)	1.50(a)	1.50	1.50	1.50(a)
Net investment income (loss)	0.54(a)(l)	2.20	0.69	0.70(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$51	$56	$37	$46
See Notes to Financial Statements
17

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.99	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	(0.65)	0.56	(1.93)	(0.82)
Total from investment operations	$(0.62)	$0.74	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$7.16	$7.99	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	(7.88)(n)	10.20	(20.11)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.54(a)	11.57	9.91	9.76(a)
Expenses after expense reductions (f)	1.25(a)	1.25	1.25	1.25(a)
Net investment income (loss)	0.79(a)(l)	2.45	0.94	0.95(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$52	$56	$37	$46
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	(0.67)	0.56	(1.93)	(0.82)
Total from investment operations	$(0.63)	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$7.16	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	(7.89)(n)	10.57	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.29(a)	11.32	9.66	9.51(a)
Expenses after expense reductions (f)	1.00(a)	1.00	1.00	1.00(a)
Net investment income (loss)	1.05(a)(l)	2.71	1.19	1.19(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$52	$56	$37	$46
See Notes to Financial Statements
19

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	(0.67)	0.56	(1.93)	(0.82)
Total from investment operations	$(0.63)	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$7.16	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	(7.88)(n)	10.58	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.30(a)	11.32	9.57	9.50(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99(a)
Net investment income (loss)	1.04(a)(l)	2.73	1.19	1.20(a)
Portfolio turnover	15(n)	59	39	17(n)
Net assets at end of period (000 omitted)	$2,144	$2,303	$2,083	$1,615

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a non-diversified series of MFS Series Trust VII (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the
21

Notes to Financial Statements (unaudited) - continued
Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
22

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$358,482	$235,342	$—	$593,824
India	53,527	363,598	—	417,125
South Korea	43,808	264,182	—	307,990
Taiwan	—	280,462	—	280,462
Brazil	240,347	—	—	240,347
Mexico	139,405	—	—	139,405
Hong Kong	14,684	102,976	—	117,660
Indonesia	101,688	—	—	101,688
Portugal	21,164	56,679	—	77,843
Other Countries	341,729	—	0	341,729
Mutual Funds	82,911	—	—	82,911
Total	$1,397,745	$1,303,239	$0	$2,700,984
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/23	$0
Realized gain (loss)	(11,505)
Change in unrealized appreciation or depreciation	17,484
Sales	(5,979)
Balance as of 1/31/24	$0
 At January 31, 2024, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at July 31, 2023.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement
23

Notes to Financial Statements (unaudited) - continued
purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order
24

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$28,099
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/24
Cost of investments	$3,175,235
Gross appreciation	51,318
Gross depreciation	(525,569)
Net unrealized appreciation (depreciation)	$(474,251)
As of 7/31/23
Undistributed ordinary income	67,948
Capital loss carryforwards	(276,967)
Other temporary differences	(571)
Net unrealized appreciation (depreciation)	(367,538)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(83,829)
Long-Term	(193,138)
Total	$(276,967)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares
25

Notes to Financial Statements (unaudited) - continued
approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/24	Year ended 7/31/23
Class A	$4,104	$1,218
Class C	939	159
Class I	2,800	582
Class R1	1,109	155
Class R2	1,308	369
Class R3	1,443	477
Class R4	1,579	587
Class R6	65,219	24,552
Total	$78,501	$28,099
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2024. For the six months ended January 31, 2024, this management fee reduction amounted to $171, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
26

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2024. For the six months ended January 31, 2024, this reduction amounted to $176,809, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4 for the six months ended January 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 188
Class C	0.75%	0.25%	1.00%	1.00%	243
Class R1	0.75%	0.25%	1.00%	1.00%	266
Class R2	0.25%	0.25%	0.50%	0.50%	130
Class R3	—	0.25%	0.25%	0.25%	66
Total Distribution and Service Fees					$893
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2024.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2024, the fee was $208, which equated to 0.0156% annually of the fund's average daily net assets. MFSC also receives reimbursement from
27

Notes to Financial Statements (unaudited) - continued
the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $657.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.6606% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS purchased 1,111 shares of Class C, 413 shares of Class I, 1,944 shares of Class R1, 1,931 shares of Class R2, 1,929 shares of Class R3, and 1,926 shares of Class R4 for an aggregate amount of $67,000.
At January 31, 2024, MFS held approximately 70%, 93%, 96%, and 99% of the outstanding shares of Class A, Class C, Class R1, and Class R6, respectively, and 100% of the outstanding shares of Class R2, Class R3, and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2024, this reimbursement amounted to $77, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended January 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $476,351 and $392,406, respectively.
28

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,147	$15,777	1,144	$8,252
Class C	87	632	2,363	16,905
Class I	3,122	22,737	6,073	46,612
Class R1	323	2,357	1,944	14,000
Class R2	—	—	1,931	14,000
Class R3	—	—	1,929	14,000
Class R4	—	—	1,926	14,000
Class R6	2,887	21,387	67,104	487,932
	8,566	$62,890	84,414	$615,701
Shares issued to shareholders in reinvestment of distributions
Class A	558	$4,104	171	$1,218
Class C	128	939	22	159
Class I	382	2,800	82	582
Class R1	152	1,109	22	155
Class R2	178	1,308	52	369
Class R3	196	1,443	67	477
Class R4	215	1,579	82	587
Class R6	8,873	65,219	3,448	24,552
	10,682	$78,501	3,946	$28,099
Shares reacquired
Class A	(95)	$(695)	(21)	$(148)
Class C	(6)	(45)	(1,807)	(13,594)
Class I	(282)	(2,115)	—	—
Class R1	(1)	(5)	—	—
Class R6	—	—	(67,172)	(495,347)
	(384)	$(2,860)	(69,000)	$(509,089)
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	2,610	$19,186	1,294	$9,322
Class C	209	1,526	578	3,470
Class I	3,222	23,422	6,155	47,194
Class R1	474	3,461	1,966	14,155
Class R2	178	1,308	1,983	14,369
Class R3	196	1,443	1,996	14,477
Class R4	215	1,579	2,008	14,587
Class R6	11,760	86,606	3,380	17,137
	18,864	$138,531	19,360	$134,711
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2024, the fund’s commitment fee and interest expense were $7 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$121,368	$366,226	$404,671	$(10)	$(2)	$82,911
30

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,975	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
(9) Subsequent Event
Subsequent to the end of the reporting period, the fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund’s prospectus for details.
31

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
32

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
January 31, 2024
MFS®  Intrinsic Value Fund
UIV-SEM

MFS® Intrinsic Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	5.8%
Cadence Design Systems, Inc.	3.2%
Mastercard, Inc., “A”	2.8%
Colgate-Palmolive Co.	2.6%
Charles Schwab Corp.	2.2%
Analog Devices, Inc.	2.2%
Agilent Technologies, Inc.	2.1%
Synopsys, Inc.	2.1%
Costco Wholesale Corp.	2.0%
Salesforce, Inc.	2.0%
GICS equity sectors (g)
Information Technology	28.6%
Financials	19.1%
Industrials	18.0%
Materials	9.2%
Consumer Staples	7.0%
Health Care	6.9%
Energy	3.0%
Consumer Discretionary	2.6%
Communication Services	1.9%
Real Estate	1.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2023 through January 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Expenses Paid During Period (p) 8/01/23-1/31/24
A	Actual	0.89%	$1,000.00	$1,059.87	$4.61
	Hypothetical (h)	0.89%	$1,000.00	$1,020.66	$4.52
C	Actual	1.64%	$1,000.00	$1,056.09	$8.48
	Hypothetical (h)	1.64%	$1,000.00	$1,016.89	$8.31
I	Actual	0.64%	$1,000.00	$1,060.64	$3.32
	Hypothetical (h)	0.64%	$1,000.00	$1,021.92	$3.25
R1	Actual	1.65%	$1,000.00	$1,055.13	$8.52
	Hypothetical (h)	1.65%	$1,000.00	$1,016.84	$8.36
R2	Actual	1.14%	$1,000.00	$1,057.83	$5.90
	Hypothetical (h)	1.14%	$1,000.00	$1,019.41	$5.79
R3	Actual	0.89%	$1,000.00	$1,059.22	$4.61
	Hypothetical (h)	0.89%	$1,000.00	$1,020.66	$4.52
R4	Actual	0.64%	$1,000.00	$1,060.57	$3.31
	Hypothetical (h)	0.64%	$1,000.00	$1,021.92	$3.25
R6	Actual	0.62%	$1,000.00	$1,060.79	$3.21
	Hypothetical (h)	0.62%	$1,000.00	$1,022.02	$3.15
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 1.0%
Honeywell International, Inc.	233	$47,126
Alcoholic Beverages – 1.2%
Diageo PLC	829	$29,817
Pernod Ricard S.A.	143	23,535
		$53,352
Apparel Manufacturers – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	32	$26,614
NIKE, Inc., “B”	235	23,860
		$50,474
Brokerage & Asset Managers – 3.7%
Charles Schwab Corp.	1,602	$100,798
CME Group, Inc.	325	66,898
		$167,696
Business Services – 5.6%
Accenture PLC, “A”	230	$83,693
Equifax, Inc.	124	30,298
Ferguson PLC	277	52,037
Morningstar, Inc.	108	30,165
TransUnion	395	27,330
Verisk Analytics, Inc., “A”	129	31,157
		$254,680
Computer Software – 16.7%
Adobe Systems, Inc. (a)	71	$43,862
ANSYS, Inc. (a)	113	37,045
Autodesk, Inc. (a)	191	48,478
Cadence Design Systems, Inc. (a)	503	145,095
LiveRamp Holdings, Inc. (a)	216	8,528
Microsoft Corp.	666	264,788
PTC, Inc. (a)	145	26,194
Salesforce, Inc. (a)	327	91,917
Synopsys, Inc. (a)	175	93,336
		$759,243
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.3%
Capgemini	254	$56,876
Workday, Inc. (a)	161	46,862
		$103,738
Construction – 8.5%
CRH PLC	619	$44,419
Martin Marietta Materials, Inc.	154	78,297
Otis Worldwide Corp.	724	64,031
Sherwin-Williams Co.	106	32,264
Simpson Manufacturing Co., Inc.	151	27,329
Vulcan Materials Co.	384	86,788
Watsco, Inc.	141	55,128
		$388,256
Consumer Products – 3.8%
Colgate-Palmolive Co.	1,432	$120,575
Kenvue, Inc.	2,540	52,730
		$173,305
Electrical Equipment – 3.2%
Hubbell, Inc.	70	$23,490
Johnson Controls International PLC	862	45,419
Rockwell Automation, Inc.	208	52,682
TE Connectivity Ltd.	158	22,466
		$144,057
Electronics – 7.3%
Analog Devices, Inc.	524	$100,797
Applied Materials, Inc.	227	37,296
KLA Corp.	88	52,276
Lam Research Corp.	58	47,860
Micron Technology, Inc.	279	23,924
Silicon Laboratories, Inc. (a)	181	22,328
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	419	47,330
		$331,811
Energy - Independent – 1.8%
ConocoPhillips	723	$80,882
Energy - Integrated – 1.2%
TotalEnergies SE	825	$53,731
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	744	$22,543
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.4%
Aon PLC	255	$76,100
Arthur J. Gallagher & Co.	308	71,505
Marsh & McLennan Cos., Inc.	289	56,020
Willis Towers Watson PLC	173	42,610
		$246,235
Internet – 0.9%
Alphabet, Inc., “A” (a)	299	$41,890
Leisure & Toys – 0.9%
Electronic Arts, Inc.	185	$25,453
Take-Two Interactive Software, Inc. (a)	110	18,142
		$43,595
Machinery & Tools – 8.0%
Graco, Inc.	252	$21,496
IDEX Corp.	163	34,474
Ingersoll Rand, Inc.	639	51,031
MSA Safety Inc.	178	29,375
RBC Bearings, Inc. (a)	111	29,808
Regal Rexnord Corp.	126	16,816
Trane Technologies PLC	250	63,012
Wabtec Corp.	277	36,445
Watts Water Technologies, “A”	415	82,174
		$364,631
Major Banks – 2.1%
Bank of America Corp.	2,272	$77,271
Resona Holdings, Inc.	3,500	19,422
		$96,693
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	156	$40,696
Medical Equipment – 6.0%
Agilent Technologies, Inc.	725	$94,322
Bio-Techne Corp.	156	10,970
Bruker BioSciences Corp.	1,156	82,666
Danaher Corp.	221	53,020
Envista Holdings Corp. (a)	1,211	28,458
Maravai Lifesciences Holdings, Inc., “A” (a)	790	4,582
		$274,018
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 7.3%
AIB Group PLC	4,937	$21,646
Mastercard, Inc., “A”	288	129,378
Moody's Corp.	202	79,192
Northern Trust Corp.	441	35,121
S&P Global, Inc.	145	65,011
		$330,348
Precious Metals & Minerals – 2.6%
Franco-Nevada Corp.	405	$43,818
Royal Gold, Inc.	349	39,922
Wheaton Precious Metals Corp.	709	33,229
		$116,969
Real Estate – 0.8%
CBRE Group, Inc., “A” (a)	424	$36,595
Specialty Chemicals – 1.3%
Corteva, Inc.	758	$34,474
RPM International, Inc.	218	23,252
		$57,726
Specialty Stores – 3.5%
Amazon.com, Inc. (a)	431	$66,891
Costco Wholesale Corp.	134	93,114
		$160,005
Total Common Stocks (Identified Cost, $3,892,793)		$4,440,295
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $120,513)	120,501	$120,513

Other Assets, Less Liabilities – (0.2)%		(11,006)
Net Assets – 100.0%		$4,549,802

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $120,513 and $4,440,295, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
7

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 1/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,892,793)	$4,440,295
Investments in affiliated issuers, at value (identified cost, $120,513)	120,513
Receivables for
Investments sold	26,424
Fund shares sold	2,200
Dividends	1,890
Receivable from investment adviser	12,612
Other assets	97
Total assets	$4,604,031
Liabilities
Payables for
Investments purchased	$18,599
Payable to affiliates
Administrative services fee	95
Shareholder servicing costs	258
Distribution and service fees	34
Payable for independent Trustees' compensation	518
Accrued expenses and other liabilities	34,725
Total liabilities	$54,229
Net assets	$4,549,802
Net assets consist of
Paid-in capital	$4,068,371
Total distributable earnings (loss)	481,431
Net assets	$4,549,802
Shares of beneficial interest outstanding	413,387
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,107,042	100,682	$11.00
Class C	224,226	20,542	10.92
Class I	1,016,984	92,329	11.01
Class R1	62,738	5,748	10.91
Class R2	63,351	5,755	11.01
Class R3	63,655	5,780	11.01
Class R4	62,776	5,696	11.02
Class R6	1,949,030	176,855	11.02

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.67 [100 / 94.25 x $11.00]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 1/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$27,252
Dividends from affiliated issuers	3,114
Other	1
Foreign taxes withheld	(438)
Total investment income	$29,929
Expenses
Management fee	$12,143
Distribution and service fees	2,564
Shareholder servicing costs	1,203
Administrative services fee	8,797
Independent Trustees' compensation	1,509
Custodian fee	2,343
Shareholder communications	4,240
Audit and tax fees	31,744
Legal fees	9
Registration fees	93,861
Miscellaneous	13,657
Total expenses	$172,070
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(156,722)
Net expenses	$15,347
Net investment income (loss)	$14,582
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,530
Affiliated issuers	9
Foreign currency	59
Net realized gain (loss)	$5,598
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$242,534
Net realized and unrealized gain (loss)	$248,132
Change in net assets from operations	$262,714
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23
Change in net assets
From operations
Net investment income (loss)	$14,582	$15,921
Net realized gain (loss)	5,598	(52,408)
Net unrealized gain (loss)	242,534	444,411
Change in net assets from operations	$262,714	$407,924
Total distributions to shareholders	$(21,250)	$(11,550)
Change in net assets from fund share transactions	$518,619	$912,149
Total change in net assets	$760,083	$1,308,523
Net assets
At beginning of period	3,789,719	2,481,196
At end of period	$4,549,802	$3,789,719
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.42	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.01
Net realized and unrealized gain (loss)	0.59	1.05	(0.65)
Total from investment operations	$0.62	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.03)	$—
Net asset value, end of period (x)	$11.00	$10.42	$9.36
Total return (%) (r)(s)(t)(x)	5.99(n)	11.72	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.63(a)	7.80	7.90(a)
Expenses after expense reductions (f)	0.89(a)	0.89	0.88(a)
Net investment income (loss)	0.58(a)	0.39	0.15(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$1,107	$678	$154
See Notes to Financial Statements
13

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.59	1.05	(0.65)
Total from investment operations	$0.58	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—
Net asset value, end of period (x)	$10.92	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	5.61(n)	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.44(a)	7.99	8.46(a)
Expenses after expense reductions (f)	1.64(a)	1.64	1.63(a)
Net investment income (loss)	(0.16)(a)	(0.37)	(0.59)(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$224	$161	$56

Class I	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.44	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.02
Net realized and unrealized gain (loss)	0.59	1.05	(0.65)
Total from investment operations	$0.63	$1.11	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$11.01	$10.44	$9.37
Total return (%) (r)(s)(t)(x)	6.06(n)	11.93	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.42(a)	7.60	7.34(a)
Expenses after expense reductions (f)	0.64(a)	0.64	0.63(a)
Net investment income (loss)	0.84(a)	0.62	0.37(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$1,017	$875	$444
See Notes to Financial Statements
14

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.58	1.05	(0.65)
Total from investment operations	$0.57	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—
Net asset value, end of period (x)	$10.91	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	5.51(n)	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.40(a)	9.14	8.71(a)
Expenses after expense reductions (f)	1.65(a)	1.64	1.63(a)
Net investment income (loss)	(0.16)(a)	(0.37)	(0.59)(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$63	$59	$47

Class R2	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.42	$9.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss)	0.58	1.06	(0.64)
Total from investment operations	$0.60	$1.07	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period (x)	$11.01	$10.42	$9.35
Total return (%) (r)(s)(t)(x)	5.78(n)	11.49	(6.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.90(a)	8.64	8.21(a)
Expenses after expense reductions (f)	1.14(a)	1.14	1.13(a)
Net investment income (loss)	0.34(a)	0.12	(0.11)(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$63	$60	$47
See Notes to Financial Statements
15

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.43	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.01
Net realized and unrealized gain (loss)	0.59	1.06	(0.65)
Total from investment operations	$0.62	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.02)	$—
Net asset value, end of period (x)	$11.01	$10.43	$9.36
Total return (%) (r)(s)(t)(x)	5.92(n)	11.71	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.64(a)	8.38	7.95(a)
Expenses after expense reductions (f)	0.89(a)	0.89	0.88(a)
Net investment income (loss)	0.59(a)	0.38	0.13(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$64	$60	$47

Class R4	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.02
Net realized and unrealized gain (loss)	0.59	1.06	(0.65)
Total from investment operations	$0.63	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$11.02	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	6.06(n)	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.40(a)	8.13	7.70(a)
Expenses after expense reductions (f)	0.64(a)	0.64	0.63(a)
Net investment income (loss)	0.85(a)	0.63	0.39(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$63	$59	$47
See Notes to Financial Statements
16

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.02
Net realized and unrealized gain (loss)	0.59	1.06	(0.65)
Total from investment operations	$0.63	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$11.02	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	6.08(n)	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.37(a)	8.12	7.69(a)
Expenses after expense reductions (f)	0.62(a)	0.62	0.62(a)
Net investment income (loss)	0.86(a)	0.64	0.40(a)
Portfolio turnover	8(n)	18	7(n)
Net assets at end of period (000 omitted)	$1,949	$1,837	$1,639

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
17

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
18

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
19

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,039,858	$—	$—	$4,039,858
France	56,876	103,880	—	160,756
Canada	77,047	—	—	77,047
United Kingdom	44,419	29,817	—	74,236
Taiwan	47,330	—	—	47,330
Ireland	—	21,646	—	21,646
Japan	—	19,422	—	19,422
Mutual Funds	120,513	—	—	120,513
Total	$4,386,043	$174,765	$—	$4,560,808
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
20

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$11,550
21

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/24
Cost of investments	$4,045,290
Gross appreciation	648,494
Gross depreciation	(132,976)
Net unrealized appreciation (depreciation)	$515,518
As of 7/31/23
Undistributed ordinary income	8,564
Capital loss carryforwards	(41,585)
Other temporary differences	4
Net unrealized appreciation (depreciation)	272,984
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(39,639)
Long-Term	(1,946)
Total	$(41,585)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/24	Year ended 7/31/23
Class A	$3,885	$1,651
Class I	5,577	2,172
Class R2	71	22
Class R3	211	129
Class R4	347	233
Class R6	11,159	7,343
Total	$21,250	$11,550
22

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion and up to $10 billion	0.42%
In excess of $10 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2024. For the six months ended January 31, 2024, this management fee reduction amounted to $260, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least November 30, 2024. For the six months ended January 31, 2024, this reduction amounted to $156,462, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $517 for the six months ended January 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
23

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,082
Class C	0.75%	0.25%	1.00%	1.00%	963
Class R1	0.75%	0.25%	1.00%	1.00%	295
Class R2	0.25%	0.25%	0.50%	0.50%	149
Class R3	—	0.25%	0.25%	0.25%	75
Total Distribution and Service Fees					$2,564
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2024.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2024, the fee was $327, which equated to 0.0162% annually of the fund's average daily net assets.  MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $876.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.4353% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’
24

Notes to Financial Statements (unaudited) - continued
compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS purchased the following shares:
Share Class	Shares	Amount
Class R1	748	$7,000
Class R2	746	7,000
Class R3	746	7,000
Class R4	638	6,000
At January 31, 2024, MFS held 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the six months ended January 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $828,043 and $319,560, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,604	$379,343	50,211	$461,547
Class C	5,356	54,205	9,699	91,459
Class I	8,518	87,306	36,102	340,614
Class R1	—	—	748	7,000
Class R2	—	—	746	7,000
Class R3	—	—	746	7,000
Class R4	—	—	638	6,000
	50,478	$520,854	98,890	$920,620
25

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	363	$3,885	183	$1,651
Class I	520	5,577	241	2,172
Class R2	6	71	3	22
Class R3	20	211	14	129
Class R4	32	347	26	233
Class R6	1,041	11,159	814	7,343
	1,982	$21,250	1,281	$11,550
Shares reacquired
Class A	(1,361)	$(14,691)	(1,791)	$(17,972)
Class C	(347)	(3,837)	(200)	(2,006)
Class I	(491)	(4,957)	(5)	(43)
	(2,199)	$(23,485)	(1,996)	$(20,021)
Net change
Class A	35,606	$368,537	48,603	$445,226
Class C	5,009	50,368	9,499	89,453
Class I	8,547	87,926	36,338	342,743
Class R1	—	—	748	7,000
Class R2	6	71	749	7,022
Class R3	20	211	760	7,129
Class R4	32	347	664	6,233
Class R6	1,041	11,159	814	7,343
	50,261	$518,619	98,175	$912,149
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to
26

Notes to Financial Statements (unaudited) - continued
each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2024, the fund’s commitment fee and interest expense were $7 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$150,640	$698,724	$728,860	$9	$—	$120,513

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,114	$—
27

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
28

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: March 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: March 14, 2024

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: March 14, 2024

* Print name and title of each signing officer under his or her signature.